Intangible assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets, Net
Schedule of Intangible Assets, Net

Intangible assets, net, consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Internally developed software	348,951	401,236
Trademark	1,074	1,074
Supplier relationship	15,620	15,620
Customer relationship	146,701	146,701
Brand	12,100	12,100
Franchising	69,608	—
Technology	23,237	19,500
Accumulated amortization	(222,081)	(285,507)

Intangible assets, net	395,210	310,724